Related party and shareholder transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related party and shareholder transactions
Note 18 - Related party and shareholder transactions

During the year ended December 31, 2015, Sun Zone Investments Limited (“Sun Zone”), a shareholder of the Company which is 100% owned by the Company’s Chairman, Mr. Tin Man Or, loaned $405 to the Company. As of December 31, 2015, $505 was repaid and the outstanding amount due to Sun Zone is nil.